Guarantor and Non-Guarantor Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 69,765	$ 78,917	$ 69,681	$ 67,697
Intercompany receivables-current
Accounts receivable, net	217,931	227,542
Related party receivables	24,721	19,872
Inventories	177,112	175,291
Deferred tax assets	28,297	28,877
Other current assets	34,168	27,105
Total current assets	551,994	557,604
Property, plant and equipment, net	160,795	160,174
Investment in subsidiaries
Goodwill	308,675	309,102
Other intangible assets, net	393,391	399,585
Intercompany receivables non-current
Deferred financing costs, net	16,784	17,483
Other long-term assets	3,742	3,732
Total assets	1,435,381	1,447,680
Current liabilities
Accounts payable	133,347	132,803
Current maturities of long-term debt	2,485	3,177
Related party payables	581	734
Intercompany payables-current
Accrued expenses and other current liabilities	106,695	115,453
Total current liabilities	243,108	252,167
Long-term debt, less current maturities	690,064	690,748
Pension and other post-retirement liabilities	119,421	120,093
Deferred tax liabilities	113,820	110,965
Intercompany payables-non-current
Other long-term liabilities	2,367	2,546
Total shareholder's equity (deficit)	266,601	271,161	290,673	265,651
Total liabilities and shareholder's equity (deficit)	1,435,381	1,447,680
Eliminations [Member]
Current assets
Cash and cash equivalents
Intercompany receivables-current	(208,538)	(209,524)
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets
Other current assets
Total current assets	(208,538)	(209,524)
Property, plant and equipment, net
Investment in subsidiaries	(1,087,470)	(1,088,248)
Goodwill
Other intangible assets, net
Intercompany receivables non-current	(8,591)	(8,577)
Deferred financing costs, net
Other long-term assets
Total assets	(1,304,599)	(1,306,349)
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables
Intercompany payables-current	(208,538)	(209,525)
Accrued expenses and other current liabilities		1
Total current liabilities	(208,538)	(209,524)
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables-non-current	(8,591)	(8,577)
Other long-term liabilities
Total shareholder's equity (deficit)	(1,087,470)	(1,088,248)
Total liabilities and shareholder's equity (deficit)	(1,304,599)	(1,306,349)
Parent Guarantor UCI Holdings Limited [Member]
Current assets
Cash and cash equivalents	1	1
Intercompany receivables-current
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets
Other current assets
Total current assets	1	1
Property, plant and equipment, net
Investment in subsidiaries	266,616	271,176
Goodwill
Other intangible assets, net
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets
Total assets	266,617	271,177
Current liabilities
Accounts payable
Current maturities of long-term debt
Related party payables	15	16
Intercompany payables-current
Accrued expenses and other current liabilities	1
Total current liabilities	16	16
Long-term debt, less current maturities
Pension and other post-retirement liabilities
Deferred tax liabilities
Intercompany payables-non-current
Other long-term liabilities
Total shareholder's equity (deficit)	266,601	271,161
Total liabilities and shareholder's equity (deficit)	266,617	271,177
Issuer UCI International [Member]
Current assets
Cash and cash equivalents	37,548	61,565	33,616	16
Intercompany receivables-current	170,592	165,519
Accounts receivable, net
Related party receivables
Inventories
Deferred tax assets	1,447	1,588
Other current assets	504	522
Total current assets	210,091	229,194
Property, plant and equipment, net
Investment in subsidiaries	726,065	722,420
Goodwill
Other intangible assets, net
Intercompany receivables non-current
Deferred financing costs, net	16,784	17,483
Other long-term assets
Total assets	952,940	969,097
Current liabilities
Accounts payable
Current maturities of long-term debt	2,314	3,000
Related party payables
Intercompany payables-current
Accrued expenses and other current liabilities	5,605	15,389
Total current liabilities	7,919	18,389
Long-term debt, less current maturities	689,404	690,079
Pension and other post-retirement liabilities
Deferred tax liabilities	(10,999)	(10,547)
Intercompany payables-non-current
Other long-term liabilities
Total shareholder's equity (deficit)	266,616	271,176
Total liabilities and shareholder's equity (deficit)	952,940	969,097
Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	22,299	4,921	22,841	55,575
Intercompany receivables-current	21,213	22,536
Accounts receivable, net	198,036	210,462
Related party receivables	24,721	19,872
Inventories	147,341	150,045
Deferred tax assets	25,673	26,228
Other current assets	25,446	18,175
Total current assets	464,729	452,239
Property, plant and equipment, net	119,642	118,551
Investment in subsidiaries	94,789	94,652
Goodwill	278,825	278,570
Other intangible assets, net	385,912	391,771
Intercompany receivables non-current	8,591	8,577
Deferred financing costs, net
Other long-term assets	3,123	3,145
Total assets	1,355,611	1,347,505
Current liabilities
Accounts payable	109,828	108,067
Current maturities of long-term debt	166	177
Related party payables	202	27
Intercompany payables-current	188,408	188,358
Accrued expenses and other current liabilities	90,839	90,742
Total current liabilities	389,443	387,371
Long-term debt, less current maturities	626	669
Pension and other post-retirement liabilities	118,829	119,501
Deferred tax liabilities	119,293	116,012
Intercompany payables-non-current
Other long-term liabilities	1,355	1,532
Total shareholder's equity (deficit)	726,065	722,420
Total liabilities and shareholder's equity (deficit)	1,355,611	1,347,505
Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents	9,917	12,430	13,224	12,106
Intercompany receivables-current	16,733	21,469
Accounts receivable, net	19,895	17,080
Related party receivables
Inventories	29,771	25,246
Deferred tax assets	1,177	1,061
Other current assets	8,218	8,408
Total current assets	85,711	85,694
Property, plant and equipment, net	41,153	41,623
Investment in subsidiaries
Goodwill	29,850	30,532
Other intangible assets, net	7,479	7,814
Intercompany receivables non-current
Deferred financing costs, net
Other long-term assets	619	587
Total assets	164,812	166,250
Current liabilities
Accounts payable	23,519	24,736
Current maturities of long-term debt	5
Related party payables	364	691
Intercompany payables-current	20,130	21,167
Accrued expenses and other current liabilities	10,250	9,321
Total current liabilities	54,268	55,915
Long-term debt, less current maturities	34
Pension and other post-retirement liabilities	592	592
Deferred tax liabilities	5,526	5,500
Intercompany payables-non-current	8,591	8,577
Other long-term liabilities	1,012	1,014
Total shareholder's equity (deficit)	94,789	94,652
Total liabilities and shareholder's equity (deficit)	$ 164,812	$ 166,250